Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Basis of presentation

(a)Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the entity’s economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant intercompany transactions and balances between the Company and its wholly-owned subsidiaries and the VIE have been eliminated upon consolidation.

Use of estimates

(c)Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include valuation and recognition of share-based compensation expenses, allowance for doubtful accounts and valuation allowances for deferred tax assets. Actual results could differ from those estimates.

Foreign currency translation

(d)Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiary incorporated in Hong Kong (“HK”) is United States dollars (“US$”). The Group’s PRC subsidiaries and VIE determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive loss.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded in other comprehensive loss in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive loss in the consolidated statements of changes in invested/shareholders’ (deficit)/equity. Total foreign currency translation adjustments included in the Group’s other comprehensive loss were nil, nil and RMB21,170 for the years ended December 31, 2015, 2016 and 2017, respectively.

Convenience translation

(e)Convenience translation

Translations of the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2017 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5063, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2017, or at any other rate.

Cash and cash equivalents

(f)Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

Accounts receivable, net

(g)Accounts receivable, net

Accounts receivable are stated at the historical carrying amount net of write-offs and allowance for doubtful accounts. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customer’s payment history, and current credit-worthiness, and current economic trends. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and equipment, net

(h)Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated using the straight-line method over estimated useful lives of the assets as follows:

Estimated useful life
Office furniture and equipment	3 years
Computer equipment	3 years
Servers and network equipment	3 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment of long lived assets

(i)Impairment of long-lived assets

The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value. No impairment loss of long-lived assets was recognized for the years ended December 31, 2015, 2016 and 2017.

Fair value measurement

(j)Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities.

Accounting guidance describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the year ended December 31, 2017.

The Group did not have any financial instruments measured at fair value on a recurring basis as of December 31, 2016 and 2017.

The Group’s financial instruments including amount due from related party, receivables, payables and other current liabilities are not measured at fair value but for which the fair value is estimated for disclosure purposes, the carrying amount of which approximates the fair value due to their short-term nature.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Revenue recognition

(k)Revenue recognition

The Group generates revenues from Recommendation Services, advertising, marketing and other services.

Consistent with the criteria of ASC 605, Revenue Recognition, the Group recognizes revenues when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured. Revenue is measured at fair value of the consideration received or receivable.

For service arrangements that involve multiple deliverables, revenues are allocated to each unit of accounting based on relative selling price of each unit of accounting according to the selling price hierarchy established by ASU No. 2009-13. The Group uses (a) vendor-specific objective evidence (“VSOE”) of selling price, if it exists, (b) otherwise, third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) the management’s best estimate of the selling price for that deliverable. For the periods presented, the Group primarily uses VSOE to allocate the arrangement consideration.

The Group recognizes revenues net of discounts and return allowances when the services are delivered. Customers for recommendation services are entitled to apply for returns for invalid recommendations within a specified period after the recommendation is delivered under a limited circumstances, i.e., the applicant’s phone number cannot be connected, or the applicant is in the blacklist maintained by the financial service providers, etc. Return allowances are estimated as a reduction of revenues based on historical experiences of returns granted to customers.

Revenue is recorded net of value-added taxes and related surcharges.

Recommendation services:

(i)Loans:

The Group provides Recommendation Services in respect of loan products offered by the financial service providers on its platform, and assist the financial service providers or their loan sales representatives to identify qualified individual users or borrowers. The Group considers the financial service providers, including banks, micro-loan companies and other licensed financial institutions, consumer finance companies and emerging technology-enabled financial service providers, or their loan sales representatives to be its customers, and receives service fees from the customers primarily based on number of applications of qualified users. After the users or borrowers submit applications for the recommended products to the customers, the Group does not retain any further obligations. The price for each recommendation charged to the financial service providers is a fixed price as pre-agreed in the service contract, or pre-set in the bidding systems by the customers. The price is not determined by the size or duration of the loan underlying of each recommendation. Revenue is recognized when the user application is delivered to customers, net of returns, provided the collectability is reasonably assured.

(ii)Credit card:

The Group provides Recommendation Services in respect of credit card products offered by credit card issuers on its platform. The individual users can select and apply for the credit cards, and submit applications to credit card issuers. The Group is not involved in the credit card approval or issuance process. Service fee is charged to the customers, i.e., the credit card issuers, upon completion of an application, issuance or first usage of a credit card by the users (collectively referred to as “cost-per-success”). Revenue is recognized on a monthly basis when the customers confirm the number of card application, issuance or first usage with the Group, provided collectability is reasonably assured.

Advertising and marketing services

The Group also provides advertising, marketing and other services primarily to financial service providers of credit cards and wealth management products. The Group’s advertising and marketing services allow customers to place advertisements in particular areas of the Group’s platform and third-party advertising network, at performance-based or time-based fixed prices, in particular formats and over particular periods of time. Performance-based revenues are recognized based on effective clicks, or effective activations, depending on the relevant performance measures. The effective clicks refer to that users click on the advertisements. The effective activations primarily include providing contact information or completing a registration form by users on the advertisers’ websites redirected from the advertisements, and user’s application are successfully approved by the credit card issuers in the case of advertising and marketing services related to credit card products. Time-based revenues are recognized ratably over the service period, provided the collectability is reasonably assured.

For service arrangements involved with third-party platforms, the Group considers whether it should report revenues on a gross or net basis by assessing all indicators set forth in ASC subtopic 605-45, and determine if the Group is acting as principal or agent. For arrangements where the Group has several strong indicators that it has risks and rewards of a principal, such as being the primary obligor, subject to inventory risk, and having latitude in establishing prices and selecting suppliers, revenue is recorded on a gross basis, and the related marketing costs charged by third party platforms that are directly attributable to the customers are recorded as costs of revenues. Otherwise, the revenue is record on a net basis.

Cost of revenues

(l)Cost of revenues

Cost of revenues consists primarily of costs associated with maintenance of the platform including bandwidth and server hosting costs, call center outsourcing costs, online payment processing fees, credit acquisition costs, direct marketing costs, depreciation, payroll and other related costs of operations.

Sales and marketing expenses

(m)Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising costs for the acquisition of traffic to the Group’s platform, depreciation, payroll and other related expenses for employees engaged in sales, business development and marketing activities.

Advertising costs are expensed as incurred, and are included in sales and marketing expenses. For the years ended December 31, 2015,  2016 and 2017, total advertising expenditures were RMB201,727, RMB285,288 and RMB1,085,314, respectively.

Research and development expenses

(n)Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for employees involved in developing and improving the Group’s platform, new products development and products enhancements. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

General and administrative expenses

(o)General and administrative expenses

General and administrative expenses consist primarily of payroll and related expenses for employees involved in general corporate functions, including finance, legal and human resources, costs associated with use by these functions of facilities and equipment, such as depreciation, rental and other general corporate related expenses.

Share based compensation

(p)Share-based compensation

All share-based awards granted to employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share-based compensation expense is recognized using the straight-line vesting method for awards that contain only service conditions, and using graded vesting method for other awards, net of estimated forfeitures, over the requisite service period, which is the vesting period.

The Group uses the Binomial option pricing model to estimate fair value of the share options. The determination of estimated fair value of share-based awards on the grant date using an option pricing model is affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of underlying ordinary shares over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate and any expected dividends. The underlying ordinary shares which do not have quoted market prices, were valued based on the income approach. Determination of estimated fair value of the underlying ordinary shares requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to them.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate forfeitures of the pre-vesting options and records share-based compensation expenses only for those awards that are expected to vest.

For shares options granted with performance condition, the share-based compensation expenses is recorded when the performance condition is considered probable. Where the occurrence of an initial public offering (“IPO”) is a performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition are recorded upon the completion of the IPO.

The Company’s share-based awards granted to employees of the non-platform business should be recognized as a deemed dividend from the Group to its parent company, RONG360 at the fair value determined as of the grant date.

Income taxes

(q)Income taxes

Current income taxes are provided in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax basis of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Income tax liability is calculated based on a separate return basis as if the Group had filed separate tax returns before the Reorganization.

To assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. As of December 31, 2015, 2016 and 2017, the Group did not have any significant unrecognized uncertain tax positions.

Leases

(r)Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership of the leased property is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. Payments made under operating lease are charged to the consolidated statements of comprehensive Loss on a straight-line basis over the term of underlying lease. The Group has no capital lease for any of the periods presented.

Comprehensive loss

(s)Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

Segment reporting

(t)Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from the PRC. Therefore, no geographical segments are presented.

Statutory reserves

(u)Statutory reserves

The Company’s subsidiaries and VIE established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIE registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

No profit appropriation to above reserve funds was made for the Group’s entities established in the PRC for the years ended December 31, 2015, 2016 and 2017.